Shareholder Report, Holdings (Details) - T-REX 2X LONG CRCL DAILY TARGET ETF [Member]	Dec. 31, 2025
Holdings [Line Items]
Percent of Net Asset Value	200.00%
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	174.87%
Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(74.73%)